Investements in affiliate (Tables)	6 Months Ended
Jun. 30, 2014
Investments in affiliate [Abstract]:
Schedule of Investments In Affiliate - Jointly owned companies additional information [Table Text Block]

		Participation %	Date Established
Entity	Vessel/Hull	June 30, 2014	/Acquired
Steadman Maritime Co.	Ensenada Express	49%	July 1, 2013
Marchant Maritime Co.	X-Press Padma	49%	July 8, 2013
Horton Maritime Co.	Petalidi	49%	June 26, 2013
Kemp Maritime Co.	Hull NCP0113	49%	June 6, 2013
Hyde Maritime Co.	Hull NCP0114	49%	June 6, 2013
Ainsley Maritime Co.	Hull NCP0115	25%	June 25, 2013
Ambrose Maritime Co.	Hull NCP0116	25%	June 25, 2013
Benedict Maritime Co.	Hull HN2121	40%	October 16, 2013
Bertrand Maritime Co.	Hull HN2122	40%	October 16, 2013
Beardmore Maritime Co.	Hull HN2123	40%	December 23, 2013
Schofield Maritime Co.	Hull HN2124	40%	December 23, 2013
Fairbank Maritime Co.	Hull HN2125	40%	December 23, 2013
Connell Maritime Co.	n/a	40%	December 18, 2013

Schedule of Investments In Affiliate - Summarized financial information of the affiliates [Table Text Block]

	December 31, 2013	June 30, 2014
Non-current assets	49,072	172,189
Current assets	3,184	10,501
	52,256	182,690

Current liabilities	2,196	2,498

Six-month period ended June 30, 2014

Voyage revenue	5,894
Net loss	(3,272)